Note 11 - Share Capital and Share Base Payments - Changes in Share Capital (Details) - EUR (€)																							12 Months Ended
	Dec. 31, 2019		Oct. 22, 2019	Oct. 21, 2019	Jul. 17, 2019	Jul. 05, 2019	Apr. 18, 2019	Feb. 08, 2019	Dec. 31, 2018		Nov. 29, 2018	Oct. 25, 2018	Sep. 20, 2018	Dec. 31, 2017		Dec. 30, 2017	Dec. 07, 2017	Oct. 21, 2017	Jul. 13, 2017	Jun. 14, 2017	Feb. 10, 2017	Jan. 24, 2017	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Balance																							€ 167,240,000	[1]	€ 85,956,000		€ 86,169,000
Nominal value (in EUR per share)	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05		€ 0.05		€ 0.05
Exercise and subscription of equity instruments																							€ 46,000		€ 111,000		€ 491,000
Shares issued for the acquisition of C5aR intangible asset																											37,166,000
Share-based payment																							3,826,000		2,707,000		9,829,000
Balance	€ 217,416,000	[2]							€ 167,240,000	[1]				€ 85,956,000									€ 217,416,000	[2]	€ 167,240,000	[1]	€ 85,956,000
Balance (in shares)	78,811,114																						78,811,114
Ordinary shares [member]
Statement Line Items [Line Items]
Balance (in shares)																									57,600,100		53,921,304
Exercise and subscription of equity instruments (in shares)	250,000		50,000	14,375,000	66,559	25,000	110,500	750			50,000		22,055			144,978		98,770		1,850	50,500	38,950
Share issuance cost (in shares)																			3,343,748
Balance (in shares)														57,600,100													57,600,100
Balance (in shares)																							63,932,655		57,600,100
Increase in capital (in shares)												6,260,500
Balance (in shares)	78,811,114								63,932,655					57,600,100									78,811,114		63,932,655		57,600,100
Exercise and subscription of equity instruments (in shares)	650
Preference shares [member]
Statement Line Items [Line Items]
Balance (in shares)																									6,931
Exercise and subscription of equity instruments (in shares)							7,581									3,000		3,931
Share issuance cost (in shares)
Balance (in shares)														6,931													6,931
Balance (in shares)																							6,931		6,931
Balance (in shares)	14,507								6,931					6,931									14,507		6,931		6,931
Exercise and subscription of equity instruments (in shares)	(5)
Issued capital [member]
Statement Line Items [Line Items]
Balance																							€ 3,196,979		€ 2,880,352		€ 2,696,065
Exercise and subscription of equity instruments	€ 12,500		€ 2,500	€ 718,750	€ 3,328	€ 1,250	€ 5,904	€ 38			€ 2,500		€ 1,103					€ 5,135		€ 93	€ 2,525	€ 1,948	€ 26,000		€ 4,000		€ 17,000
Exercise and subscription of equity instruments (in shares)																							511,035		72,055		341,979
Shares issued for the acquisition of C5aR intangible asset																			€ 167,187								€ 167,000
Share issuance cost (in shares)																											3,343,748
Share-based payment																€ 7,399
Balance	€ 3,941,281								€ 3,196,979					€ 2,880,352									€ 3,941,281		€ 3,196,979		€ 2,880,352
Balance (in shares)																							63,939,586		57,607,031	[3]	53,921,304
Increase in capital												€ 313,025
Increase in capital (in shares)																							14,375,000		6,260,500
Share issuance cost
Balance (in shares)	78,825,621								63,939,586					57,607,031	[3]								78,825,621		63,939,586		57,607,031	[3]
Exercise and subscription of equity instruments	€ 32
Share premium [member]
Statement Line Items [Line Items]
Balance																							€ 299,932,221		€ 234,874,392		€ 187,571,429
Exercise and subscription of equity instruments	(12,500)		€ (2,500)	66,459,716	€ (3,328)	€ 43,000	€ (5,904)	€ 1,493			€ 108,125		€ (1,103)	€ 9,829,400			€ 41,243	€ (5,135)		€ 3,682	€ 116,495	€ 325,197	20,000		107,000		474,000
Shares issued for the acquisition of C5aR intangible asset																			€ 36,999,480								36,999,000
Share-based payment	3,825,973								€ 2,706,910							€ (7,399)							3,826,000		2,707,000		9,829,000
Balance	369,617,017								€ 299,932,221					€ 234,874,392									€ 369,617,017		€ 299,932,221		€ 234,874,392
Increase in capital												62,291,975
Share issuance cost				€ (621,121)								€ (48,078)
Exercise and subscription of equity instruments	€ (32)

[1]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[3]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d et 2.e for more details on transition measures.